Consolidated and Combined Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Net sales	$ 2,204.5	$ 2,056.2	$ 2,021.8
Cost of sales	1,179.6	1,091.4	1,106.9
Gross profit	1,024.9	964.8	914.9
Selling, general and administrative expenses	609.9	551.7	532.5
Research and development expenses	165.7	144.1	141.5
Separation costs	74.2	25.5	2.9
Restructuring charges, net	33.2	11.2	8.4
Gain on divestiture	(2.9)	(2.9)	(11.1)
Operating income	144.8	235.2	240.7
Interest expense	(19.5)	(0.5)	(0.6)
Interest income	0.3	0.4	0.2
Other income, net	0.8	1.0	2.9
Income from continuing operations before income taxes	126.4	236.1	243.2
Provision for income taxes	68.6	94.8	86.2
Income from continuing operations	57.8	141.3	157.0
Income (loss) from discontinued operations, net of income taxes	1.0	(6.7)	(6.3)
Net income	$ 58.8	$ 134.6	$ 150.7
Basic earnings (loss) per share (Note 8):
Income from continuing operations (in usd per share)	$ 1.00	$ 2.45	$ 2.72
Income (loss) from discontinued operations, net of income taxes (in usd per share)	$ 0.02	$ (0.12)	$ (0.11)
Net income (in usd per share)	$ 1.02	$ 2.33	$ 2.61
Basic weighted-average shares outstanding (in shares)	57.7	57.7	57.7
Diluted earnings (loss) per share (Note 8):
Income from continuing operations (in usd per share)	$ 1.00	$ 2.45	$ 2.72
Income (loss) from discontinued operations, net of income taxes (in usd per share)	$ 0.02	$ (0.12)	$ (0.11)
Net income (in usd per share)	$ 1.02	$ 2.33	$ 2.61
Diluted weighted-average shares oustanding (in shares)	57.8	57.7	57.7